Commitments, Guarantees and Contingent Liabilities	6 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments, Guarantees and Contingent Liabilities
23.	Commitments, Guarantees and Contingent Liabilities
Commitments
—The Company and certain subsidiaries have commitments for the purchase of equipment to be leased, having a cost of ¥1,573 million and ¥90 million as of March 31, 2021 and September 30, 2021, respectively.
Certain computer systems of the Company and certain subsidiaries have been operated and maintained under non-cancelable
contracts with third-party service providers. For such services, the Company and certain subsidiaries made payments totaling ¥3,134 million and ¥3,906 million for the six months ended September 30, 2020 and 2021, respectively, and ¥1,517 million and ¥1,256 million for the three months ended September 30, 2020 and 2021, respectively. As of March 31, 2021 and September 30, 2021, the amounts due are as follows:

	Millions of yen
	March 31, 2021	September 30, 2021
Within one year	¥3,806	¥5,166
More than one year	3,982	5,366

Total	¥7,788	¥10,532

The Company and certain subsidiaries have commitments to fund estimated construction costs and so forth to complete ongoing real estate development projects and other commitments, totaling ¥69,235 million and ¥110,307 million as of March 31, 2021 and September 30, 2021, respectively.
The Company and certain subsidiaries have agreements to commit to execute loans for customers, and to invest in funds, as long as the agreed-upon terms are met. The total unused credit and capital amount available are ¥393,634 million and ¥394,730 million as of March 31, 2021 and September 30, 2021, respectively.
Guarantees
—At the inception of a guarantee, the Company and its subsidiaries recognize a liability in the consolidated balance sheets at fair value for the guarantee within the scope of ASC

460 (“Guarantees”). Some of these guarantees, whose contractual obligations cannot be unconditionally cancelled, are in the scope of the Credit Loss Standard and are recognized as other liabilities in the consolidated balance sheets. The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2021 and September 30, 2021:

	March 31, 2021			September 30, 2021
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥469,377	¥4,768	2028	¥467,131	¥4,795	2028
Transferred loans	365,546	5,827	2061	379,892	4,601	2061
Consumer loans	294,250	49,025	2032	284,050	47,098	2032
Real estate loans	17,621	4,119	2048	13,236	4,034	2048
Other	598	104	2035	8,530	147	2035

Total	¥1,147,392	¥63,843	—	¥1,152,839	¥60,675	—

Guarantee of corporate loans:
The Company
and certain subsidiaries mainly guarantee corporate loans issued by financial institutions for customers. The Company and the subsidiaries are obliged to pay the outstanding loans when the guaranteed customers fail to pay principal and/or interest in accordance with the contract terms. In some cases, the corporate loans are secured by the guaranteed customers’ assets. Once the Company and the subsidiaries assume the guaranteed customers’ obligation, the Company and the subsidiaries obtain a right to claim the collateral assets. In other cases, certain contracts that guarantee corporate loans issued by financial institutions for customers include contracts that the amounts of performance guarantee are limited to a certain range of guarantee commissions. As of March 31, 2021 and September 30, 2021, total notional amount of the loans subject to such guarantees are ¥690,000 million and ¥690,000 million, respectively, and book value of guarantee liabilities are ¥1,998 million and ¥2,163 million, respectively. The potential future payment amounts for these guarantees are limited to a certain range of the guarantee commissions, which are less than the total notional amounts of the loans subject to these guarantees. The potential future payment amounts for the contract period are calculated from the guarantee limit which is arranged by financial institutions in advance as to contracts that the amounts of performance guarantee are unlimited to a certain range of guarantee commissions. For this reason, the potential future payment amounts for these guarantees include the amount of the guarantee which may occur in the future, which is larger than the balance of guarantee executed as of the end of fiscal year or the end of interim period. The executed guarantee balance includes defrayment by financial institutions which we bear temporarily at the time of execution, and credit risk for financial institutions until liquidation of this guarantee. Our substantial amounts of performance guarantee except credit risk for financial institutions are limited to our defrayment which is arranged by financial institutions in advance
.
Payment or performance risk of the guarantees is considered based on the historical experience of credit events. There have been no significant changes in the payment or performance risk of the guarantees for the six months ended September 30, 2021.
Guarantee of transferred loans:
A subsidiary in the United States is authorized to underwrite, originate, fund, and service multi-family and seniors housing loans without prior approval mainly from Fannie Mae under the Delegated Underwriting and Servicing program and Freddie Mac under the Delegated Underwriting Initiative program. As part of these programs, Fannie Mae and Freddie Mac provide a commitment to purchase the loans.
Under these programs, the subsidiary guarantees the performance of the loans transferred to Fannie Mae and Freddie Mac and has the payment or performance risk of the guarantees to absorb some of the losses when losses arise from the transferred loans. There were no significant changes in the payment or performance risk of these guarantees for the six months ended September 30, 2021.
As of March 31, 2021 and September 30, 2021, the total outstanding principal amount of loans transferred under the Delegated Underwriting and Servicing program, for which the subsidiary guarantees to absorb some of the losses, were ¥1,857,499 million and ¥1,927,508 million, respectively.
Guarantee of consumer loans:
A certain subsidiary guarantees consumer loans, typically card loans, issued by Japanese financial institutions. The subsidiary is obligated to pay the outstanding obligations when these loans become delinquent generally three months or more.
Payment or performance risk of the guarantees is considered based on the historical experience of credit events. There were no significant changes in the payment or performance risk of the guarantees for the six months ended September 30, 2021.
Guarantee of real estate loans:
The Company and certain subsidiaries guarantee real estate loans for consumer issued by Japanese financial institutions to third party individuals. The Company and the subsidiaries are typically obliged to pay the outstanding loans when these loans become delinquent three months or more. The real estate loans are usually secured by the real properties. Once the Company and the subsidiaries assume the guaranteed parties’ obligation, the Company and the subsidiaries obtain a right to claim the collateral assets.
Payment or performance risk of the guarantees is considered based on the historical experience of credit events. There were no significant changes in the payment or performance risk of the guarantees for the six months ended September 30, 2021.
Other guarantees:
Other guarantees include the guarantees to financial institutions and the guarantees derived from collection agency agreements. Pursuant to the contracts of the guarantees to financial institutions, a certain subsidiary pays to the financial institutions when customers of the financial institutions become debtors and default on the debts. Pursuant to the agreements of the guarantees derived from collection agency agreements, the Company and certain subsidiaries collect third parties’ debt and pay the uncovered amounts.
Allowance for
off-balance
sheet credit exposures—
If the entity has a present contractual obligation to extend the credit and the obligation is not unconditionally cancelable by the entity, credit losses related the loan commitments of card loans and installment loans and financial guarantees are in the scope of the allowance for credit losses. For the loan commitments of card loans and installment loans, credit losses are recognized on the loan commitments for the portion expected to be drawn. For financial guarantees, the allowance is recognized for the contingent obligation which generates credit risk exposures. These allowance for off-balance
sheet credit exposures is measured using the same measurement objectives as the allowance for loans and net investment leases, considering quantitative and qualitative factors including historical loss experience, current conditions and reasonable and supportable forecasts. The allowance for off-balance
sheet credit exposure is recorded as other liabilities in the consolidated balance sheets and the allowance were ¥26,094 million and ¥23,723 million as of March 31 and September 30, 2021, respectively. Additionally, for the six months ended September 30, 2020 and 2021, provision for credit losses for off-balance
sheet credit exposure were reversals of ¥4,934 million and ¥2,369 million, respectively, which are recorded as provision for credit losses in the consolidated statements of income.

For the three months ended September 30, 2020 and 2021, provision for credit losses for off-balance sheet credit exposure were reversals of ¥3,080 million and ¥468 million, respectively, which are recorded as provision for credit losses.
Contingencies—
Among some of our private equity investees, which are consolidated subsidiaries, manufacturing defects have been found in certain parts of their products. The Company recognizes the allowances for losses, when the losses are highly probable that an outflow of resources embodying economic benefits will occur in relation to this matter and the amount of such losses can be reasonably estimated. It is possible that additional write-downs or allowances for losses may be recorded due to the occurrence of new events, however at this time, the amount and timing of the potential losses cannot be reasonably estimated.
In addition, the Company and certain subsidiaries are involved in legal proceedings and claims in the ordinary course of business. In the opinion of management, none of such proceedings and claims will have a significant impact on the Company’s financial position or results of operations.
Collateral—
Other than the assets of the consolidated VIEs pledged as collateral for financing described in Note 10 “Variable Interest Entities”, the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2021 and September 30, 2021:

	Millions of yen
	March 31, 2021	September 30, 2021
Lease payments, loans and investment in operating leases	¥125,196	¥106,350
Investment in securities	172,503	180,056
Property under facility operations	27,125	113,679
Other assets and other	14,026	16,299

Total	¥338,850	¥416,384

As of March 31, 2021 and September 30, 2021, debt liabilities were secured by shares of subsidiaries, which were eliminated through consolidation adjustment, of ¥226,987 million and ¥147,428 million, respectively, and debt liabilities of affiliates were secured by investment in affiliates of ¥50,538 million and ¥43,589 million, respectively. As of March 31
,
2021 and September 30, 2021, and debt liabilities were secured by loans to subsidiaries, which were eliminated through consolidation adjustment, of ¥10,101 million and ¥9,745 million, respectively. In addition, ¥73,191 million and ¥61,855 million, respectively, were pledged primarily by investment in securities for collateral deposits and deposit for real estate transaction as of March 31, 2021 and September 30, 2021.
Under loan agreements relating to short-term and long-term debt from commercial banks and certain insurance companies, the Company and certain subsidiaries are required to provide collateral against these debts at any time if requested by the lenders. The Company and the subsidiaries did not receive any such requests from the lenders as of September 30, 2021.